Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, net
Summary of property, equipment and software, net

The following is a summary of property, equipment and software, net (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Building and decoration	4,063,468	6,888,673
Leasehold improvements	311,156	197,230
Furniture, fixtures, office and other equipment	508,185	559,271
Vehicles	106,027	93,596
Servers and computers	6,144,176	6,094,887
Software	367,472	340,038
Construction in progress	3,675,879	1,696,018
	15,176,363	15,869,713

Less: accumulated depreciation and amortization	(6,923,618)	(7,181,872)
Less: impairment	(177,701)	(167,740)
Net book value	8,075,044	8,520,101